SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date on which these consolidated financial statements were issued. No subsequent event requiring recognition or disclosure was identified.